UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® ETF

Annual Report
November 30, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
The fund's net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.
Cumulative total returns reflect performance over the period shown generally by adding one year's return - positive or negative - to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Cumulative Total Returns

Periods ended November 30, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Nasdaq Composite Index ® ETF - NAV	-24.90%	75.86%	323.56%
Fidelity ® Nasdaq Composite Index ® ETF - Market Price	- 25.03%	75.42%	322.10%
Nasdaq Composite Index ®	-25.59%	74.53%	323.49%
S&P 500 Index	-9.21%	68.33%	249.66%

Average Annual Total Returns

Periods ended November 30, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Nasdaq Composite Index ® ETF - NAV	-24.90%	11.95%	15.53%
Fidelity ® Nasdaq Composite Index ® ETF - Market Price	-25.03%	11.90%	15.49%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® ETF-NAV on November 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® and S&P 500 Index performed over the same period.

58,000
50,000
45,000
40,000
35,000
30,000
25,000
20,000
15,000
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
Period Ending Values
$42,356 Fidelity® Nasdaq Composite Index® ETF -NAV
$42,349 Nasdaq Composite Index®
$34,966 S&P 500® Index

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -9.21% for the 12 months ending November 30, 2022, according to the S&P 500® index, as a multitude of risk factors challenged the global economy. Persistently high inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. In late 2021, the Fed shifted to a more restrictive policy stance and proceeded to hike its benchmark rate six times, by a total of 3.75%, between March and November - the fastest-ever pace of monetary tightening - while taking substantive steps to shrink its massive asset portfolio. Against this hostile backdrop for risk assets, the S&P 500® posted its worst year-to-date result (-23.87%) in 20 years through September, a seasonally weak month for stocks that stayed true to form, and then some, with volatility spiking due to growing certainty the Fed would persist in its effort to cool inflation, even at the expense of economic growth. Three of the index's worst monthly returns ever were recorded this period, with the S&P 500® shedding 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. November (+6%) began with another rate hike of 0.75% and ended on a high note as the Fed signaled its intent to slow its pace of rate rises. By sector for the 12 months, communication services (-33%) lagged most. In sharp contrast, energy (+76%) led the way.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending November 30, 2022, the fund returned -24.90% at net asset value and -25.03% on a market-price basis, compared with the -25.59% result of the benchmark NASDAQ Composite Index. By sector, information technology returned about -24% and detracted most, followed by consumer discretionary, which returned roughly -40%. The communication services sector returned about -36%, hampered by the media & entertainment industry (-38%), and health care (-15%) also hurt. Other notable detractors included the financials (-15%), industrials (-13%), and real estate (-17%) sectors. In contrast, consumer staples advanced 9% and contributed most, driven by the food, beverage & tobacco industry (+17%). Energy stocks also helped, gaining approximately 52%. The utilities sector rose roughly 21% and materials (+4%) also contributed. Turning to individual stocks, the biggest individual detractor was Amazon.com (-45%), from the retailing category. Tesla, within the automobiles & components segment, returned -49% and hindered the fund. In software & services, Microsoft (-22%) hurt. Other detractors were Alphabet (-29%) and Meta Platforms (-64%), from the media & entertainment group. In contrast, the biggest individual contributor was T-Mobile (+39%), from the telecommunication services industry. In pharmaceuticals, biotechnology & life sciences, Amgen (+48%) and Vertex Pharmaceuticals (+69%) helped. PepsiCo, within the food, beverage & tobacco group, advanced 19% and lifted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	12.7
Microsoft Corp.	10.1
Amazon.com, Inc.	5.2
Alphabet, Inc. Class C	3.4
Alphabet, Inc. Class A	3.2
Tesla, Inc.	3.2
NVIDIA Corp.	2.2
Meta Platforms, Inc. Class A	1.5
PepsiCo, Inc.	1.4
Costco Wholesale Corp.	1.3
44.2

Market Sectors (% of Fund's net assets)

Information Technology	44.2
Consumer Discretionary	14.3
Communication Services	13.4
Health Care	9.6
Financials	5.0
Consumer Staples	4.9
Industrials	4.8
Utilities	1.0
Real Estate	1.0
Energy	0.9
Materials	0.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.5%

Schedule of Investments November 30, 2022
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.4%
Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)	9,265	315,010
Cogent Communications Group, Inc.	12,801	743,098
Consolidated Communications Holdings, Inc. (a)	50,128	231,591
Frontier Communications Parent, Inc. (a)(b)	50,004	1,288,603
Iridium Communications, Inc. (a)	32,146	1,706,953
Liberty Global PLC:
Class A (a)	43,133	866,111
Class C (a)	72,874	1,507,034
Liberty Latin America Ltd. Class C (a)	62,514	486,984
Nextplat Corp. (a)(b)	22,582	35,680
Radius Global Infrastructure, Inc. (a)	29,288	370,786
		7,551,850
Entertainment - 1.7%
Activision Blizzard, Inc.	167,731	12,403,707
Electronic Arts, Inc. (b)	60,605	7,925,922
Grom Social Enterprises, Inc. (a)(b)	312,859	52,560
iQIYI, Inc. ADR (a)(b)	126,806	376,614
Liberty Media Corp. Liberty Braves Class C (a)	16,869	549,592
Liberty Media Corp. Liberty Formula One:
Class A (a)(b)	8,619	473,786
Series C (a)	46,846	2,854,795
NetEase, Inc. ADR	40,391	2,872,608
Netflix, Inc. (a)	95,005	29,026,878
Playtika Holding Corp. (a)(b)	86,623	818,587
Roku, Inc. Class A (a)(b)	27,103	1,609,105
Take-Two Interactive Software, Inc. (a)	35,301	3,730,963
Warner Bros Discovery, Inc. (a)	517,151	5,895,521
Warner Music Group Corp. Class A (b)	36,494	1,250,649
		69,841,287
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	1,277,056	128,969,885
Class C (a)	1,312,917	133,195,430
Baidu, Inc. sponsored ADR (a)	37,432	4,065,115
Bumble, Inc. (a)	34,111	830,944
CF Acquisition Corp. VI (a)	68,431	651,463
FaZe Holdings, Inc. Class A (a)(b)	58,786	119,336
IAC, Inc. (a)(b)	18,205	944,657
JOYY, Inc. ADR	16,338	497,655
Match Group, Inc. (a)	59,792	3,023,084
Meta Platforms, Inc. Class A (a)	486,510	57,456,831
TripAdvisor, Inc. (a)(b)	30,251	616,818
Yandex NV Series A (a)(b)(c)	50,190	172,144
Ziff Davis, Inc. (a)	11,263	1,039,124
Zoominfo Technologies, Inc. (a)	91,385	2,613,611
		334,196,097
Media - 2.0%
Advantage Solutions, Inc. Class A (a)(b)	82,430	204,426
Charter Communications, Inc. Class A (a)	35,503	13,891,969
Comcast Corp. Class A	951,207	34,852,224
comScore, Inc. (a)(b)	110,300	148,905
Criteo SA sponsored ADR (a)	14,491	392,126
DISH Network Corp. Class A (a)	72,068	1,156,691
E.W. Scripps Co. Class A (a)	27,569	412,984
Fox Corp.:
Class A	70,270	2,280,262
Class B	58,391	1,782,093
Integral Ad Science Holding Corp. (a)	46,264	460,327
Liberty Broadband Corp.:
Class A (a)(b)	5,674	511,795
Class C (a)	28,694	2,607,137
Liberty Media Corp. Liberty Sirius XM:
Series A (a)(b)	24,907	1,091,425
Series C (a)	50,513	2,213,985
News Corp.:
Class A	89,395	1,711,914
Class B	48,885	950,813
Nexstar Broadcasting Group, Inc. Class A (b)	9,689	1,836,647
Paramount Global Class B (b)	130,066	2,611,725
Scholastic Corp. (b)	12,669	520,949
Sinclair Broadcast Group, Inc. Class A (b)	15,612	289,759
Sirius XM Holdings, Inc. (b)	865,183	5,615,038
TechTarget, Inc. (a)	9,105	415,734
The Trade Desk, Inc. (a)	92,020	4,797,923
Troika Media Group, Inc. (a)(b)	268,762	34,187
		80,791,038
Wireless Telecommunication Services - 1.1%
Gogo, Inc. (a)	34,500	541,305
Millicom International Cellular SA (a)(b)	29,539	401,140
T-Mobile U.S., Inc. (a)	266,773	40,405,439
Vodafone Group PLC sponsored ADR	91,323	1,025,557
		42,373,441
TOTAL COMMUNICATION SERVICES		534,753,713
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.2%
Dorman Products, Inc. (a)	7,889	707,170
Fox Factory Holding Corp. (a)	11,075	1,175,058
Gentex Corp.	51,466	1,487,367
Gentherm, Inc. (a)	9,528	682,110
Luminar Technologies, Inc. (a)(b)	78,749	603,217
Patrick Industries, Inc.	8,985	502,531
Solid Power, Inc. (a)(b)	66,613	244,470
The Goodyear Tire & Rubber Co. (a)	66,428	745,322
Visteon Corp. (a)	6,317	927,336
XPEL, Inc. (a)	8,641	592,341
		7,666,922
Automobiles - 3.6%
Arcimoto, Inc. (a)(b)	7,852	58,497
Li Auto, Inc. ADR (a)	95,970	2,111,340
Lordstown Motors Corp. Class A (a)(b)	178,222	295,849
Lucid Group, Inc. Class A (a)(b)	364,502	3,696,050
Polestar Automotive Holding UK PLC (a)(b)	495,577	3,687,093
Rivian Automotive, Inc. (b)	193,786	6,208,903
Tesla, Inc. (a)	659,465	128,397,836
Workhorse Group, Inc. (a)(b)	151,030	347,369
		144,802,937
Distributors - 0.1%
LKQ Corp.	60,606	3,292,724
Pool Corp. (b)	8,054	2,653,068
		5,945,792
Diversified Consumer Services - 0.1%
2U, Inc. (a)	48,318	387,994
Amesite, Inc. (a)(b)	32,646	9,141
Duolingo, Inc. (a)	8,049	560,774
Grand Canyon Education, Inc. (a)(b)	9,094	1,028,259
Laureate Education, Inc. Class A	36,522	382,751
Rover Group, Inc. Class A (a)(b)	78,899	380,293
Strategic Education, Inc. (b)	6,729	550,432
Udemy, Inc. (a)	45,802	649,930
		3,949,574
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A (a)(b)	80,211	8,192,752
Bloomin' Brands, Inc.	29,505	664,453
Booking Holdings, Inc. (a)	8,581	17,843,760
Caesars Entertainment, Inc. (a)	43,898	2,230,457
Churchill Downs, Inc.	8,993	1,996,086
Cracker Barrel Old Country Store, Inc. (b)	6,076	697,525
Dave & Buster's Entertainment, Inc. (a)	15,820	627,421
Draftkings Holdings, Inc. (a)(b)	85,623	1,311,744
Expedia, Inc. (a)	31,132	3,326,143
Golden Entertainment, Inc. (a)	10,689	473,630
H World Group Ltd. ADR	38,318	1,466,813
Jack in the Box, Inc.	4,763	344,365
Krispy Kreme, Inc.	53,235	820,884
Light & Wonder, Inc. Class A (a)	23,997	1,554,286
MakeMyTrip Ltd. (a)(b)	19,787	587,476
Marriott International, Inc. Class A	70,391	11,639,152
Melco Crown Entertainment Ltd. sponsored ADR (a)	86,739	739,884
Monarch Casino & Resort, Inc. (a)	6,323	536,507
Papa John's International, Inc.	8,057	670,826
Penn Entertainment, Inc. (a)	36,212	1,274,300
Playa Hotels & Resorts NV (a)	61,272	376,823
Red Rock Resorts, Inc.	9,461	426,313
Sportradar Holding AG (a)(b)	58,748	673,840
Starbucks Corp.	245,153	25,054,637
Texas Roadhouse, Inc. Class A (b)	16,936	1,682,084
The Cheesecake Factory, Inc. (b)	13,238	463,860
Trip.com Group Ltd. ADR (a)	115,376	3,686,263
Vacasa, Inc. Class A (a)(b)	83,270	130,734
Wendy's Co.	56,241	1,268,797
Wingstop, Inc. (b)	7,952	1,316,136
Wynn Resorts Ltd. (a)	25,300	2,116,598
		94,194,549
Household Durables - 0.1%
Cavco Industries, Inc. (a)	2,671	613,342
Helen of Troy Ltd. (a)	6,797	669,776
iRobot Corp. (a)(b)	6,130	319,312
LGI Homes, Inc. (a)(b)	7,557	750,712
Newell Brands, Inc. (b)	87,896	1,140,011
Snap One Holdings Corp. (a)(b)	15,188	123,175
Sonos, Inc. (a)	31,183	546,638
		4,162,966
Internet & Direct Marketing Retail - 6.2%
Amazon.com, Inc. (a)	2,169,966	209,488,518
eBay, Inc.	122,880	5,583,667
Etsy, Inc. (a)	26,807	3,540,937
Global-e Online Ltd. (a)	29,388	633,899
JD.com, Inc. sponsored ADR	110,566	6,322,164
Lyft, Inc. (a)	71,829	805,921
MercadoLibre, Inc. (a)	10,521	9,794,893
Newegg Commerce, Inc. (a)(b)	97,117	176,753
Ozon Holdings PLC ADR (a)(b)(c)	22,832	47,962
Pinduoduo, Inc. ADR (a)	97,231	7,976,831
Stitch Fix, Inc. (a)(b)	146,265	590,911
The RealReal, Inc. (a)(b)	203,655	303,446
Xometry, Inc. (a)(b)	15,633	660,182
		245,926,084
Leisure Products - 0.1%
BRP, Inc. (b)	5,992	448,381
Hasbro, Inc.	27,172	1,706,945
Latham Group, Inc. (a)	33,932	117,065
Malibu Boats, Inc. Class A (a)	7,657	441,885
Mattel, Inc. (a)	82,916	1,511,559
		4,225,835
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	48,675	7,315,366
Franchise Group, Inc. (b)	13,129	342,010
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	16,137	982,743
		8,640,119
Specialty Retail - 1.0%
Academy Sports & Outdoors, Inc. (b)	23,905	1,206,724
Five Below, Inc. (a)(b)	11,809	1,899,596
Leslie's, Inc. (a)(b)	43,758	638,867
Monro, Inc. (b)	9,346	424,963
National Vision Holdings, Inc. (a)	20,862	844,077
O'Reilly Automotive, Inc. (a)	14,213	12,287,707
Rent-A-Center, Inc. (b)	26,192	630,965
Ross Stores, Inc.	76,814	9,038,703
Sleep Number Corp. (a)(b)	10,079	294,811
The ODP Corp. (a)	16,855	811,231
Tractor Supply Co.	23,066	5,220,066
Ulta Beauty, Inc. (a)	11,062	5,142,060
Urban Outfitters, Inc. (a)(b)	23,416	677,659
		39,117,429
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co. (b)	16,145	1,446,431
Crocs, Inc. (a)	13,260	1,339,260
G-III Apparel Group Ltd. (a)	18,732	405,173
lululemon athletica, Inc. (a)	25,521	9,705,892
Steven Madden Ltd.	22,363	772,418
		13,669,174
TOTAL CONSUMER DISCRETIONARY		572,301,381
CONSUMER STAPLES - 4.9%
Beverages - 2.2%
Celsius Holdings, Inc. (a)	18,876	2,101,654
Coca-Cola Bottling Co. Consolidated	2,037	1,001,797
Coca-Cola European Partners PLC (b)	100,386	5,329,493
Keurig Dr. Pepper, Inc.	305,423	11,810,707
MGP Ingredients, Inc. (b)	6,687	836,276
Monster Beverage Corp. (a)	114,080	11,734,269
National Beverage Corp. (b)	23,749	1,223,786
PepsiCo, Inc.	293,679	54,480,391
		88,518,373
Food & Staples Retailing - 1.6%
Andersons, Inc.	12,614	485,639
Casey's General Stores, Inc.	8,673	2,107,712
Chefs' Warehouse Holdings (a)	13,838	537,606
Costco Wholesale Corp.	94,182	50,787,644
Grocery Outlet Holding Corp. (a)(b)	25,735	778,998
Ingles Markets, Inc. Class A	5,352	541,087
PriceSmart, Inc.	8,322	591,195
Sprouts Farmers Market LLC (a)	30,515	1,047,580
Walgreens Boots Alliance, Inc. (b)	187,238	7,770,377
		64,647,838
Food Products - 1.0%
Bridgford Foods Corp. (a)(b)	2,727	29,806
Cal-Maine Foods, Inc.	13,656	795,872
Freshpet, Inc. (a)(b)	2,816	188,728
Hostess Brands, Inc. Class A (a)	39,146	1,033,454
J&J Snack Foods Corp.	4,889	801,894
Lancaster Colony Corp.	6,131	1,269,975
Mission Produce, Inc. (a)	30,541	485,296
Mondelez International, Inc.	295,877	20,004,244
Pilgrim's Pride Corp. (a)(b)	57,898	1,514,612
Sovos Brands, Inc. (a)	34,705	499,405
The Hain Celestial Group, Inc. (a)	25,979	486,846
The Kraft Heinz Co.	264,200	10,396,270
The Simply Good Foods Co. (a)	26,134	1,042,747
		38,549,149
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	13,512	527,914
Reynolds Consumer Products, Inc. (b)	49,917	1,595,347
WD-40 Co. (b)	3,558	595,965
		2,719,226
Personal Products - 0.0%
Inter Parfums, Inc.	9,382	894,011
Veru, Inc. (a)(b)	31,697	180,039
		1,074,050
TOTAL CONSUMER STAPLES		195,508,636
ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	213,820	6,205,056
Championx Corp.	48,713	1,502,309
CSI Compressco LP	59,197	77,252
Patterson-UTI Energy, Inc.	57,388	1,030,115
Smart Sand, Inc. (a)(b)	86,201	167,230
Weatherford International PLC (a)	21,128	916,955
		9,898,917
Oil, Gas & Consumable Fuels - 0.6%
Alliance Resource Partners LP	36,937	875,776
APA Corp.	75,379	3,531,506
Chesapeake Energy Corp.	28,883	2,989,391
Chord Energy Corp.	8,640	1,317,859
Diamondback Energy, Inc.	38,735	5,733,555
Golar LNG Ltd. (a)	31,581	791,736
Green Plains, Inc. (a)(b)	18,398	635,835
HighPeak Energy, Inc. (b)	28,165	675,397
New Fortress Energy, Inc. (b)	48,658	2,476,692
PDC Energy, Inc.	22,536	1,674,876
Plains All American Pipeline LP	161,040	2,000,117
Plains GP Holdings LP Class A	52,547	695,197
Ranger Oil Corp.	8,645	376,663
Vertex Energy, Inc. (a)(b)	26,744	221,708
Viper Energy Partners LP	22,101	729,996
		24,726,304
TOTAL ENERGY		34,625,221
FINANCIALS - 5.0%
Banks - 2.0%
Ameris Bancorp	19,592	1,036,025
Atlantic Union Bankshares Corp.	22,079	787,558
BancFirst Corp.	9,024	919,907
Bancorp, Inc., Delaware (a)	22,450	672,827
Bank OZK (b)	30,551	1,409,929
Banner Corp.	11,112	784,729
BCB Bancorp, Inc.	23,677	446,311
BOK Financial Corp.	16,737	1,752,531
Cathay General Bancorp	20,587	956,678
City Holding Co.	5,779	588,996
Columbia Banking Systems, Inc. (b)	20,259	690,022
Commerce Bancshares, Inc. (b)	28,394	2,127,278
CVB Financial Corp.	37,920	1,087,546
Eagle Bancorp, Inc.	8,283	390,626
East West Bancorp, Inc. (b)	29,242	2,053,081
Eastern Bankshares, Inc.	48,510	951,281
Enterprise Bancorp, Inc.	10,061	351,934
Enterprise Financial Services Corp.	12,466	652,470
Fifth Third Bancorp	150,525	5,473,089
First Bancorp, North Carolina (b)	24,237	1,178,645
First Busey Corp.	17,817	464,489
First Citizens Bancshares, Inc. (b)	3,008	2,455,912
First Financial Bancorp, Ohio (b)	26,257	693,973
First Financial Bankshares, Inc. (b)	34,612	1,278,913
First Hawaiian, Inc.	35,273	936,498
First Internet Bancorp	16,019	415,853
First Interstate Bancsystem, Inc.	28,596	1,247,358
First Merchants Corp.	16,225	717,307
Fulton Financial Corp.	48,172	895,517
German American Bancorp, Inc. (b)	15,898	633,694
Hancock Whitney Corp. (b)	22,424	1,229,732
Heartland Financial U.S.A., Inc.	13,521	659,690
HomeStreet, Inc.	16,841	459,759
Hope Bancorp, Inc.	39,750	541,395
Huntington Bancshares, Inc.	319,914	4,952,269
Independent Bank Corp.	11,503	1,041,252
Independent Bank Group, Inc.	11,855	781,719
International Bancshares Corp.	16,656	877,438
Investar Holding Corp.	13,824	306,063
Lakeland Financial Corp.	8,235	650,236
Live Oak Bancshares, Inc. (b)	29,091	970,185
NBT Bancorp, Inc. (b)	11,539	532,640
Northwest Bancshares, Inc. (b)	42,439	648,892
OceanFirst Financial Corp.	22,535	526,418
Old National Bancorp, Indiana	74,909	1,431,511
Pacific Premier Bancorp, Inc. (b)	25,828	954,345
PacWest Bancorp	32,371	845,531
Pathward Financial, Inc.	21,968	956,267
Pinnacle Financial Partners, Inc. (b)	18,986	1,592,736
Popular, Inc.	18,684	1,364,306
Renasant Corp.	17,023	694,028
Republic Bancorp, Inc., Kentucky Class A	11,660	513,856
Sandy Spring Bancorp, Inc.	14,458	503,428
Seacoast Banking Corp., Florida (b)	19,614	674,329
Signature Bank	18,257	2,546,852
Simmons First National Corp. Class A	31,328	727,123
Southstate Corp.	17,852	1,568,298
Stock Yards Bancorp, Inc. (b)	9,497	702,968
SVB Financial Group (a)	12,885	2,986,485
Texas Capital Bancshares, Inc. (a)	13,613	816,644
TowneBank	20,035	647,131
Trico Bancshares	11,297	615,687
Trustmark Corp.	19,564	715,651
UMB Financial Corp.	12,257	1,048,219
Umpqua Holdings Corp.	59,155	1,199,072
United Bankshares, Inc., West Virginia (b)	33,311	1,428,709
United Community Bank, Inc.	24,401	950,907
Valley National Bancorp (b)	125,351	1,586,944
Veritex Holdings, Inc.	34,993	1,142,871
Washington Federal, Inc.	20,083	708,327
WesBanco, Inc. (b)	20,060	811,427
Westamerica Bancorp.	9,034	557,850
Wintrust Financial Corp. (b)	14,417	1,318,146
Zions Bancorp NA	35,804	1,855,363
		81,693,676
Capital Markets - 1.6%
B. Riley Financial, Inc. (b)	21,693	952,757
BGC Partners, Inc. Class A	64,143	276,456
Carlyle Group LP	82,222	2,562,860
CME Group, Inc.	76,910	13,574,615
Coinbase Global, Inc. (a)(b)	39,448	1,803,957
CONX Corp. Class A (a)(b)	23,170	232,395
Focus Financial Partners, Inc. Class A (a)	17,251	658,298
Freedom Holding Corp. (a)(b)	20,378	1,285,648
Futu Holdings Ltd. ADR (a)	19,313	1,187,556
Gores Holdings VIII, Inc. Class A (a)	29,807	296,580
Greenpro Capital Corp. (a)(b)	59,752	69,312
Hamilton Lane, Inc. Class A	19,360	1,430,317
Interactive Brokers Group, Inc.	22,263	1,787,719
LPL Financial	17,015	4,027,621
MarketAxess Holdings, Inc.	8,592	2,301,969
Morningstar, Inc.	9,803	2,403,009
NASDAQ, Inc.	108,308	7,414,766
Northern Trust Corp.	45,898	4,273,563
Pioneer Merger Corp. Class A (a)	40,038	403,183
Robinhood Markets, Inc. (a)(b)	224,307	2,151,104
SEI Investments Co. (b)	32,644	2,033,068
StepStone Group, Inc. Class A (b)	30,415	911,842
T. Rowe Price Group, Inc. (b)	49,812	6,222,017
TPG, Inc. (b)	32,029	1,066,566
Tradeweb Markets, Inc. Class A	25,647	1,576,265
Up Fintech Holdings Ltd. ADR (a)(b)	59,484	308,722
Victory Capital Holdings, Inc. (b)	22,145	642,205
Virtu Financial, Inc. Class A	30,186	669,525
Virtus Investment Partners, Inc.	2,290	444,123
XP, Inc. Class A (a)(b)	119,875	2,099,011
		65,067,029
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR	33,363	523,465
Credit Acceptance Corp. (a)(b)	3,080	1,459,797
Encore Capital Group, Inc. (a)(b)	6,706	337,982
FirstCash Holdings, Inc.	11,295	1,060,149
LendingTree, Inc. (a)	14,854	355,753
Navient Corp.	42,983	712,228
PRA Group, Inc. (a)	13,835	475,647
SLM Corp. (b)	66,616	1,163,115
SoFi Technologies, Inc. (a)(b)	214,132	1,034,258
Upstart Holdings, Inc. (a)(b)	24,660	482,103
		7,604,497
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	5,174	178,503
Accretion Acquisition Corp. (a)(b)	42,831	428,738
Atlantic Coastal Acquisition Corp. Class A (a)	42,323	421,960
Avalon Acquisition, Inc. Class A (a)	44,394	449,267
Bridgetown Holdings Ltd. Class A (a)(b)	35,950	353,389
Broadscale Acquisition Corp. Class A (a)	58,931	592,257
Crixus BH3 Acquisition Co. (a)	14,813	148,871
FTAC Zeus Acquisition Corp. Class A (a)	50,440	506,922
Hudson Executive Investment Corp. II (a)	14,771	148,744
Iron Spark I, Inc. Class A	21,091	210,277
Liberty Media Acquisition Corp. (a)(b)	20,234	203,554
LM Funding America, Inc. (a)(b)	88,330	59,181
Marblegate Acquisition Corp. (a)	16,169	163,307
MSD Acquisition Corp. Class A (a)	17,470	175,399
NightDragon Acquisition Corp. (a)	15,479	154,945
PepperLime Health Acquisition Corp. Class A (a)	43,887	443,698
Perception Capital Corp. II Class A (a)	14,625	149,321
Research Alliance Corp. II (a)	26,295	264,265
Revolution Healthcare Acquisition Corp. (a)	45,031	452,111
Screaming Eagle Acquisition Corp. (a)	14,682	144,471
StoneBridge Acquisition Corp. (a)	16,336	166,464
SVF Investment Corp. (a)	74,297	746,685
Tishman Speyer Innovation Corp. II (a)	22,524	226,817
		6,789,146
Insurance - 0.8%
Arch Capital Group Ltd. (a)	83,837	5,022,675
Brighthouse Financial, Inc. (a)	20,479	1,141,499
BRP Group, Inc. (a)	20,257	608,520
Cincinnati Financial Corp.	35,580	3,947,957
Enstar Group Ltd. (a)	4,292	935,613
Erie Indemnity Co. Class A (b)	10,840	3,061,108
Goosehead Insurance (a)	19,632	797,256
James River Group Holdings Ltd.	10,270	246,685
Oxbridge Re Holdings Ltd. (a)(b)	77,166	136,584
Palomar Holdings, Inc. (a)	9,052	567,922
Principal Financial Group, Inc. (b)	56,350	5,053,468
Safety Insurance Group, Inc. (b)	4,993	458,058
Selective Insurance Group, Inc.	15,395	1,479,767
Trupanion, Inc. (a)(b)	25,087	1,311,297
Willis Towers Watson PLC	24,356	5,995,473
		30,763,882
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	127,563	1,274,354
New York Mortgage Trust, Inc.	337,644	948,780
		2,223,134
Thrifts & Mortgage Finance - 0.2%
Broadway Financial Corp. (a)	111,791	106,492
Capitol Federal Financial, Inc.	79,370	664,327
Carver Bancorp, Inc. (a)	29,369	119,238
Columbia Financial, Inc. (a)	40,089	885,165
Enact Holdings, Inc. (b)	41,839	1,037,607
Home Point Capital, Inc. (b)	46,499	73,468
Merchants Bancorp	17,940	459,085
Mr. Cooper Group, Inc. (a)	20,529	927,090
NMI Holdings, Inc. (a)	19,078	410,749
TFS Financial Corp. (b)	85,907	1,172,631
WSFS Financial Corp.	18,118	878,904
		6,734,756
TOTAL FINANCIALS		200,876,120
HEALTH CARE - 9.6%
Biotechnology - 5.6%
89Bio, Inc. (a)(b)	38,374	306,992
ACADIA Pharmaceuticals, Inc. (a)	65,914	1,026,940
Adicet Bio, Inc. rights (a)(c)	7,230	0
Agios Pharmaceuticals, Inc. (a)(b)	23,070	695,330
Aileron Therapeutics, Inc. (a)(b)	14,684	40,675
Akero Therapeutics, Inc. (a)	11,406	530,379
Alector, Inc. (a)	30,482	258,792
Alkermes PLC (a)	41,057	1,017,392
Allakos, Inc. (a)	36,576	301,752
Allogene Therapeutics, Inc. (a)(b)	50,967	502,535
Alnylam Pharmaceuticals, Inc. (a)	25,688	5,666,516
Amgen, Inc.	113,866	32,611,222
Amicus Therapeutics, Inc. (a)	66,827	808,607
Anavex Life Sciences Corp. (a)(b)	30,982	273,261
Apellis Pharmaceuticals, Inc. (a)	27,428	1,369,480
Applied Genetic Technologies Corp. (a)(b)	14,225	5,599
Aptorum Group Ltd. (a)(b)	328,241	182,141
Arcellx, Inc.	15,030	299,698
Arcturus Therapeutics Holdings, Inc. (a)(b)	14,240	262,586
Arcutis Biotherapeutics, Inc. (a)	21,701	373,908
Argenx SE ADR (a)	6,768	2,693,461
Arrowhead Pharmaceuticals, Inc. (a)	24,451	787,322
Ascendis Pharma A/S sponsored ADR (a)(b)	13,304	1,637,190
Atara Biotherapeutics, Inc. (a)(b)	60,117	272,330
Aurinia Pharmaceuticals, Inc. (a)	38,100	195,453
Avid Bioservices, Inc. (a)(b)	23,178	362,967
Beam Therapeutics, Inc. (a)(b)	19,139	884,030
BeiGene Ltd. ADR (a)(b)	10,720	2,054,059
BioCryst Pharmaceuticals, Inc. (a)	51,003	681,400
Biogen, Inc. (a)	31,967	9,755,369
BioMarin Pharmaceutical, Inc. (a)	41,543	4,195,012
BioNTech SE ADR	18,560	3,099,891
Black Diamond Therapeutics, Inc. (a)(b)	73,866	155,857
bluebird bio, Inc. (a)(b)	75,973	591,830
Blueprint Medicines Corp. (a)	15,406	736,253
BridgeBio Pharma, Inc. (a)(b)	62,363	584,341
CareDx, Inc. (a)	14,628	189,433
Celldex Therapeutics, Inc. (a)	19,171	711,052
Cerevel Therapeutics Holdings (a)(b)	39,273	1,137,346
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	27,290
CRISPR Therapeutics AG (a)(b)	18,686	1,023,806
CureVac NV (a)(b)	49,378	357,991
Cyclerion Therapeutics, Inc. (a)(b)	221,750	210,663
Cytokinetics, Inc. (a)	23,812	1,012,010
Day One Biopharmaceuticals, Inc. (a)(b)	25,996	551,895
Denali Therapeutics, Inc. (a)	31,807	1,014,961
Dynavax Technologies Corp. (a)(b)	35,942	446,040
Editas Medicine, Inc. (a)(b)	50,181	531,919
Enanta Pharmaceuticals, Inc. (a)	9,069	397,132
EQRx, Inc. (a)	151,334	569,016
Erasca, Inc. (a)	29,918	225,881
Evelo Biosciences, Inc. (a)(b)	49,681	103,833
Exact Sciences Corp. (a)(b)	40,619	1,825,824
Exelixis, Inc. (a)	78,893	1,347,492
Fate Therapeutics, Inc. (a)(b)	28,450	592,329
FibroGen, Inc. (a)	42,252	607,161
Forte Biosciences, Inc. (a)(b)	97,799	97,290
Galectin Therapeutics, Inc. (a)(b)	57,422	72,926
Genmab A/S ADR (a)(b)	15,530	722,611
Gilead Sciences, Inc.	267,527	23,496,896
Grifols SA ADR (a)	40,605	330,931
Halozyme Therapeutics, Inc. (a)	33,400	1,912,484
Horizon Therapeutics PLC (a)	48,926	4,906,789
ImmunityBio, Inc. (a)(b)	110,697	609,940
Immunovant, Inc. (a)	32,807	430,100
Impel Pharmaceuticals, Inc. (a)(b)	53,585	143,072
Incyte Corp. (a)	49,420	3,937,291
Inhibrx, Inc. (a)(b)	8,432	252,791
Inmune Bio, Inc. (a)(b)	28,021	200,350
Inovio Pharmaceuticals, Inc. (a)(b)	275,886	562,807
Insmed, Inc. (a)(b)	28,686	530,404
Intellia Therapeutics, Inc. (a)	17,092	879,554
Ionis Pharmaceuticals, Inc. (a)(b)	36,002	1,468,522
Iovance Biotherapeutics, Inc. (a)	81,099	519,034
Ironwood Pharmaceuticals, Inc. Class A (a)	48,692	589,660
Iveric Bio, Inc. (a)	44,042	1,040,272
Karuna Therapeutics, Inc. (a)	7,385	1,737,764
Keros Therapeutics, Inc. (a)	12,019	599,027
Krystal Biotech, Inc. (a)	10,828	841,769
Kura Oncology, Inc. (a)	28,046	442,285
Kymera Therapeutics, Inc. (a)	19,557	566,762
Legend Biotech Corp. ADR (a)	15,587	802,886
Lyell Immunopharma, Inc. (a)(b)	97,356	409,869
Macrogenics, Inc. (a)	49,724	319,725
Madrigal Pharmaceuticals, Inc. (a)(b)	7,222	506,334
MannKind Corp. (a)(b)	104,026	486,842
Mirati Therapeutics, Inc. (a)	14,774	1,350,048
Moderna, Inc. (a)	85,477	15,036,259
Myriad Genetics, Inc. (a)	24,878	504,028
Natera, Inc. (a)(b)	24,397	1,003,205
Neurocrine Biosciences, Inc. (a)	21,967	2,791,127
Novavax, Inc. (a)(b)	23,974	395,331
Nurix Therapeutics, Inc. (a)	23,225	287,758
Nuvalent, Inc. Class A (a)(b)	13,849	455,355
Ocugen, Inc. (a)(b)	221,304	345,234
Omniab, Inc. (c)	2,320	4,988
Omniab, Inc. (c)	2,320	4,686
OncoSec Medical, Inc. (a)(b)	1,980	5,603
Organogenesis Holdings, Inc. Class A (a)	68,479	187,632
Prometheus Biosciences, Inc. (a)	16,630	683,659
PTC Therapeutics, Inc. (a)	17,303	717,901
Recursion Pharmaceuticals, Inc. (a)(b)	51,899	487,851
Regeneron Pharmaceuticals, Inc. (a)	23,181	17,425,158
Relay Therapeutics, Inc. (a)	32,736	608,235
Repligen Corp. (a)	10,937	1,955,973
Revolution Medicines, Inc. (a)	21,602	509,591
Rhythm Pharmaceuticals, Inc. (a)(b)	12,571	336,526
Rocket Pharmaceuticals, Inc. (a)	24,228	457,425
Roivant Sciences Ltd. (a)(b)	183,376	982,895
Sage Therapeutics, Inc. (a)	18,065	741,388
Sana Biotechnology, Inc. (a)(b)	90,594	452,064
Sarepta Therapeutics, Inc. (a)	21,378	2,625,432
Savara, Inc. (a)	327,679	517,733
Seagen, Inc. (a)	40,221	4,882,427
Seres Therapeutics, Inc. (a)	44,312	288,028
Sesen Bio, Inc. (a)(b)	437,445	242,257
Sigilon Therapeutics, Inc. (a)	26,230	10,930
Sorrento Therapeutics, Inc. (a)	318,486	414,032
SpringWorks Therapeutics, Inc. (a)(b)	26,146	632,210
Stoke Therapeutics, Inc. (a)(b)	39,041	294,369
TG Therapeutics, Inc. (a)	86,341	761,528
Tiziana Life Sciences Ltd. (a)(b)	140,707	89,349
Tobira Therapeutics, Inc. rights (a)(b)(c)	1,750	0
Travere Therapeutics, Inc. (a)	21,769	438,210
Twist Bioscience Corp. (a)	16,820	460,027
Ultragenyx Pharmaceutical, Inc. (a)(b)	21,879	794,208
United Therapeutics Corp. (a)	10,081	2,821,571
Vaxart, Inc. (a)(b)	151,950	179,301
Vaxcyte, Inc. (a)	23,298	1,073,106
Veracyte, Inc. (a)	17,747	492,302
Vertex Pharmaceuticals, Inc. (a)	54,787	17,334,607
Verve Therapeutics, Inc. (a)	13,853	321,805
Vir Biotechnology, Inc. (a)	33,894	956,489
Xencor, Inc. (a)	16,123	479,176
Xenon Pharmaceuticals, Inc. (a)	18,378	677,781
Zai Lab Ltd. ADR (a)	19,623	756,663
Zentalis Pharmaceuticals, Inc. (a)(b)	20,977	464,011
		223,258,103
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	10,255	3,874,236
Align Technology, Inc. (a)	16,409	3,226,994
Alphatec Holdings, Inc. (a)	61,755	633,606
Atricure, Inc. (a)	12,663	576,926
Axonics Modulation Technologies, Inc. (a)	12,961	887,569
Cue Health, Inc. (a)	45,680	146,176
Dentsply Sirona, Inc.	50,288	1,521,715
DexCom, Inc. (a)	82,010	9,536,123
Embecta Corp.	19,713	648,952
Establishment Labs Holdings, Inc. (a)(b)	8,553	545,339
Heska Corp. (a)	3,276	210,811
Hologic, Inc. (a)	55,494	4,226,423
ICU Medical, Inc. (a)(b)	5,391	858,409
IDEXX Laboratories, Inc. (a)	17,231	7,338,166
Inari Medical, Inc. (a)(b)	12,696	934,172
InMode Ltd. (a)(b)	19,299	740,889
Insulet Corp. (a)	15,514	4,644,426
Integra LifeSciences Holdings Corp. (a)	20,768	1,140,994
Intuitive Surgical, Inc. (a)	76,856	20,781,094
iRhythm Technologies, Inc. (a)	6,426	700,755
Lantheus Holdings, Inc. (a)	13,519	839,260
LivaNova PLC (a)	14,256	789,355
Masimo Corp. (a)	12,014	1,741,309
Merit Medical Systems, Inc. (a)	13,525	973,800
Mesa Laboratories, Inc. (b)	1,914	323,791
Neogen Corp. (a)	27,168	449,902
Novocure Ltd. (a)(b)	23,997	1,843,929
NuVasive, Inc. (a)	14,878	577,862
Omnicell, Inc. (a)	10,949	565,078
OrthoPediatrics Corp. (a)	7,283	320,379
PROCEPT BioRobotics Corp. (a)	15,236	653,624
QuidelOrtho Corp. (a)(b)	15,451	1,353,662
Reshape Lifesciences, Inc. (a)(b)	191,671	29,767
Shockwave Medical, Inc. (a)	7,402	1,877,147
Staar Surgical Co. (a)	12,658	722,898
Tandem Diabetes Care, Inc. (a)	13,772	579,113
		76,814,651
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	69,439	1,179,769
Acadia Healthcare Co., Inc. (a)	21,783	1,939,994
Accolade, Inc. (a)	33,225	293,377
AdaptHealth Corp. (a)	39,815	888,273
Addus HomeCare Corp. (a)	5,806	640,286
Alignment Healthcare, Inc. (a)	51,826	689,286
Amedisys, Inc. (a)	7,995	728,265
Apollo Medical Holdings, Inc. (a)(b)	17,053	485,328
Aveanna Healthcare Holdings, Inc. (a)	50,644	34,362
Corvel Corp. (a)	4,927	753,683
Guardant Health, Inc. (a)(b)	22,697	1,187,961
HealthEquity, Inc. (a)	19,130	1,214,372
Henry Schein, Inc. (a)	29,311	2,371,846
LHC Group, Inc. (a)	6,156	1,005,952
LifeStance Health Group, Inc. (a)(b)	100,883	513,494
Modivcare, Inc. (a)	4,449	342,573
National Research Corp. Class A	7,909	306,395
Opko Health, Inc. (a)(b)	218,249	327,374
Option Care Health, Inc. (a)	33,277	1,001,970
Patterson Companies, Inc.	26,055	741,004
Premier, Inc.	31,077	1,036,418
Privia Health Group, Inc. (a)(b)	31,019	742,285
Progyny, Inc. (a)	22,680	830,768
R1 Rcm, Inc. (a)	87,759	794,219
RadNet, Inc. (a)	20,212	399,591
Sema4 Holdings Corp. Class A (a)(b)	163,051	67,536
Surgery Partners, Inc. (a)(b)	20,584	582,733
The Ensign Group, Inc. (b)	14,570	1,384,150
		22,483,264
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	36,556	692,371
Certara, Inc. (a)(b)	41,094	697,776
Definitive Healthcare Corp. (a)(b)	27,749	315,506
Nextgen Healthcare, Inc. (a)	23,274	484,099
Schrodinger, Inc. (a)	21,726	391,068
		2,580,820
Life Sciences Tools & Services - 0.6%
AbCellera Biologics, Inc. (a)	84,311	1,085,083
Avista Public Acquisition Corp. II (a)	30,158	106,759
Azenta, Inc.	17,927	1,079,385
Bio-Techne Corp.	32,168	2,733,958
Bruker Corp.	34,533	2,327,870
CryoPort, Inc. (a)(b)	12,512	247,112
Cytek Biosciences, Inc. (a)	48,051	619,377
ICON PLC (a)	17,081	3,679,931
Illumina, Inc. (a)	34,178	7,453,538
Medpace Holdings, Inc. (a)	8,417	1,766,644
NeoGenomics, Inc. (a)	44,501	498,856
Pacific Biosciences of California, Inc. (a)(b)	79,896	858,882
Syneos Health, Inc. (a)	23,657	834,619
		23,292,014
Pharmaceuticals - 0.8%
Amphastar Pharmaceuticals, Inc. (a)	16,815	495,874
Amylyx Pharmaceuticals, Inc.	24,604	944,055
Arvinas Holding Co. LLC (a)	16,476	676,175
AstraZeneca PLC sponsored ADR	128,938	8,763,916
Aurora Cannabis, Inc. (a)(b)	477,552	606,491
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	38,446	352,550
Axsome Therapeutics, Inc. (a)(b)	12,213	882,878
Cassava Sciences, Inc. (a)(b)	16,869	587,547
CinCor Pharma, Inc. (b)	11,838	139,688
Corcept Therapeutics, Inc. (a)	30,174	762,799
Cronos Group, Inc. (a)(b)	158,640	493,370
DICE Therapeutics, Inc. (a)	12,512	435,543
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	0
Eloxx Pharmaceuticals, Inc. (a)(b)	115,794	15,748
GH Research PLC (a)(b)	19,852	217,181
Harmony Biosciences Holdings, Inc. (a)	16,745	1,000,849
Innoviva, Inc. (a)	27,728	364,069
Intra-Cellular Therapies, Inc. (a)	23,593	1,279,212
Jazz Pharmaceuticals PLC (a)	14,523	2,278,804
Ligand Pharmaceuticals, Inc.:
Class B (a)	6,156	448,772
General CVR (a)(c)	1,530	11
Glucagon CVR (a)(c)	1,530	8
rights (a)	1,530	10
TR Beta CVR (a)(c)	1,530	230
Pacira Biosciences, Inc. (a)	12,002	579,097
Reata Pharmaceuticals, Inc. (a)(b)	13,270	525,227
Revance Therapeutics, Inc. (a)	32,885	713,933
Royalty Pharma PLC (b)	95,413	4,195,310
Sanofi SA sponsored ADR	62,714	2,844,080
Supernus Pharmaceuticals, Inc. (a)	18,036	662,282
Tilray Brands, Inc. Class 2 (a)(b)	153,163	592,741
Ventyx Biosciences, Inc. (a)	13,037	377,943
Viatris, Inc.	272,935	3,010,473
		34,246,866
TOTAL HEALTH CARE		382,675,718
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	7,106	653,681
Axon Enterprise, Inc. (a)(b)	15,349	2,824,676
Elbit Systems Ltd. (b)	10,220	1,784,719
Kratos Defense & Security Solutions, Inc. (a)	32,998	314,141
Mercury Systems, Inc. (a)(b)	14,255	724,439
Woodward, Inc. (b)	15,018	1,438,724
		7,740,380
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	18,678	523,731
Atlas Air Worldwide Holdings, Inc. (a)	7,945	800,618
C.H. Robinson Worldwide, Inc. (b)	28,777	2,884,031
Expeditors International of Washington, Inc. (b)	34,651	4,021,595
Forward Air Corp.	7,979	896,600
Hub Group, Inc. Class A (a)	9,746	820,126
		9,946,701
Airlines - 0.2%
Allegiant Travel Co. (a)	5,401	446,177
American Airlines Group, Inc. (a)	151,163	2,181,282
Frontier Group Holdings, Inc. (a)	48,046	626,520
JetBlue Airways Corp. (a)	90,798	722,752
Ryanair Holdings PLC sponsored ADR (a)	23,458	1,775,536
Sun Country Airlines Holdings, Inc. (a)(b)	22,265	449,753
United Airlines Holdings, Inc. (a)	68,586	3,029,444
		9,231,464
Building Products - 0.1%
AAON, Inc.	13,617	1,079,283
CSW Industrials, Inc. (b)	3,333	403,126
Gibraltar Industries, Inc. (a)	10,298	521,182
UFP Industries, Inc.	16,164	1,323,185
		3,326,776
Commercial Services & Supplies - 0.6%
Aurora Innovation, Inc. (a)(b)	205,040	258,350
Casella Waste Systems, Inc. Class A (a)	12,614	1,085,939
Cintas Corp.	22,115	10,212,265
Copart, Inc. (a)	104,098	6,928,763
Driven Brands Holdings, Inc. (a)(b)	35,800	1,088,678
Fuel Tech, Inc. (a)(b)	218,578	273,223
Matthews International Corp. Class A	12,602	398,979
Millerknoll, Inc. (b)	20,657	421,196
Stericycle, Inc. (a)	18,529	965,917
Tetra Tech, Inc.	11,778	1,820,761
		23,454,071
Construction & Engineering - 0.1%
Construction Partners, Inc. Class A (a)	17,175	491,205
MYR Group, Inc. (a)	5,733	547,673
NV5 Global, Inc. (a)	4,846	700,295
Willscot Mobile Mini Holdings (a)(b)	46,621	2,247,598
		3,986,771
Electrical Equipment - 0.2%
Array Technologies, Inc. (a)	41,881	876,988
Ballard Power Systems, Inc. (a)(b)	84,842	517,536
Encore Wire Corp. (b)	5,747	839,694
Enovix Corp. (a)(b)	37,519	489,623
FuelCell Energy, Inc. (a)(b)	135,820	469,937
Plug Power, Inc. (a)(b)	126,033	2,011,487
Shoals Technologies Group, Inc. (a)	31,173	903,082
SunPower Corp. (a)(b)	39,344	954,092
Sunrun, Inc. (a)(b)	19,679	641,142
Tritium DCFC Ltd. (a)(b)	53,893	86,229
Vicor Corp. (a)	8,052	434,727
		8,224,537
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	145,023	31,839,800
Icahn Enterprises LP	68,754	3,518,830
		35,358,630
Machinery - 0.5%
Altra Industrial Motion Corp.	16,470	965,471
Astec Industries, Inc.	8,277	366,174
Columbus McKinnon Corp. (NY Shares)	13,699	441,519
Franklin Electric Co., Inc.	11,913	992,353
Hillman Solutions Corp. Class A (a)	60,036	477,887
Hyzon Motors, Inc. Class A (a)(b)	107,841	174,702
Kornit Digital Ltd. (a)	6,222	159,532
Lincoln Electric Holdings, Inc. (b)	12,718	1,880,738
Middleby Corp. (a)(b)	11,637	1,677,939
Nordson Corp.	12,537	2,964,875
Omega Flex, Inc. (b)	3,021	290,348
PACCAR, Inc.	75,744	8,022,047
Proterra, Inc. Class A (a)(b)	86,512	479,276
Shyft Group, Inc. (The)	13,136	322,226
		19,215,087
Marine - 0.0%
Golden Ocean Group Ltd. (b)	45,302	382,351
Star Bulk Carriers Corp. (b)	29,147	561,080
		943,431
Professional Services - 0.5%
CoStar Group, Inc. (a)	85,504	6,929,244
Exponent, Inc. (b)	12,793	1,322,924
First Advantage Corp. (a)	30,269	402,578
Forrester Research, Inc. (a)	9,761	343,392
Headhunter Group PLC ADR (c)	12,021	32,719
Huron Consulting Group, Inc. (a)	7,659	596,330
ICF International, Inc. (b)	6,057	656,397
Kelly Services, Inc. Class A (non-vtg.)	17,893	304,002
Kforce, Inc.	7,626	450,468
Sterling Check Corp. (a)(b)	25,066	364,460
Upwork, Inc. (a)	31,581	386,867
Verisk Analytics, Inc. (b)	34,514	6,340,567
		18,129,948
Road & Rail - 1.0%
AMERCO (b)	4,499	284,787
AMERCO (non-vtg.) (b)	40,523	2,559,838
ArcBest Corp.	7,392	611,836
Avis Budget Group, Inc. (a)(b)	9,005	2,013,518
CSX Corp.	466,072	15,235,894
FTAI Infrastructure LLC	28,622	81,573
Grab Holdings Ltd. (a)(b)	836,903	2,527,447
Heartland Express, Inc. (b)	28,916	484,054
Hertz Global Holdings, Inc.	98,266	1,690,175
J.B. Hunt Transport Services, Inc. (b)	22,298	4,100,379
Landstar System, Inc. (b)	7,464	1,291,123
Marten Transport Ltd.	31,155	663,913
Old Dominion Freight Lines, Inc.	24,648	7,458,731
Saia, Inc. (a)	5,790	1,410,386
Universal Logistics Holdings, Inc.	12,456	472,954
Werner Enterprises, Inc.	16,708	734,818
		41,621,426
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	17,782	1,038,291
Fastenal Co.	125,503	6,464,660
FTAI Aviation Ltd. (b)	28,622	501,457
H&E Equipment Services, Inc.	15,051	631,088
McGrath RentCorp.	7,591	744,829
Rush Enterprises, Inc. Class A	12,960	667,829
		10,048,154
TOTAL INDUSTRIALS		191,227,376
INFORMATION TECHNOLOGY - 44.2%
Communications Equipment - 1.3%
Applied Optoelectronics, Inc. (a)(b)	69,848	153,666
Cisco Systems, Inc.	880,499	43,778,410
CommScope Holding Co., Inc. (a)	57,630	511,754
Ericsson (B Shares) sponsored ADR	87,884	559,821
Extreme Networks, Inc. (a)	49,861	1,045,585
F5, Inc. (a)	12,946	2,001,581
Harmonic, Inc. (a)	44,489	682,461
Infinera Corp. (a)(b)	57,044	385,047
Lumentum Holdings, Inc. (a)	16,867	926,673
NetScout Systems, Inc. (a)	21,843	814,307
Radware Ltd. (a)	15,108	311,678
ViaSat, Inc. (a)(b)	21,567	735,219
Viavi Solutions, Inc. (a)	59,472	673,818
		52,580,020
Electronic Equipment & Components - 0.8%
Advanced Energy Industries, Inc.	9,664	895,273
Avnet, Inc. (b)	24,671	1,114,389
CDW Corp.	29,679	5,598,647
Cognex Corp. (b)	34,447	1,714,772
Coherent Corp. (a)(b)	31,248	1,145,864
ePlus, Inc. (a)	8,574	425,785
Flex Ltd. (a)	108,895	2,393,512
Innoviz Technologies Ltd. (a)(b)	62,220	334,121
Insight Enterprises, Inc. (a)	9,215	957,531
IPG Photonics Corp. (a)	11,775	1,071,878
Itron, Inc. (a)	10,649	566,314
Lightwave Logic, Inc. (a)(b)	32,897	260,873
Littelfuse, Inc. (b)	5,890	1,451,885
MicroVision, Inc. (a)(b)	81,193	246,015
National Instruments Corp. (b)	25,491	1,045,641
Nayax Ltd. (a)	6,862	143,073
Novanta, Inc. (a)(b)	8,936	1,409,654
OSI Systems, Inc. (a)	5,559	491,860
PC Connection, Inc.	7,941	441,123
Plexus Corp. (a)	8,179	901,489
Sanmina Corp. (a)	17,144	1,133,047
Trimble, Inc. (a)	51,887	3,100,248
TTM Technologies, Inc. (a)	34,010	546,541
Zebra Technologies Corp. Class A (a)	11,112	3,003,351
		30,392,886
IT Services - 2.7%
Affirm Holdings, Inc. (a)(b)	41,191	573,379
Akamai Technologies, Inc. (a)	35,948	3,410,027
Amdocs Ltd.	28,500	2,532,510
Automatic Data Processing, Inc.	87,817	23,195,982
AvidXchange Holdings, Inc. (a)	70,476	607,503
BigCommerce Holdings, Inc. (a)	28,102	242,801
Cognizant Technology Solutions Corp. Class A	112,958	7,027,117
Concentrix Corp.	12,247	1,498,788
CSG Systems International, Inc. (b)	10,724	663,172
Cyxtera Technologies, Inc. Class A (a)(b)	84,560	165,738
Dlocal Ltd. (a)(b)	30,756	449,038
Euronet Worldwide, Inc. (a)	12,503	1,162,154
EVO Payments, Inc. Class A (a)	15,032	506,729
ExlService Holdings, Inc. (a)	8,293	1,552,450
Fiserv, Inc. (a)	137,533	14,352,944
Flywire Corp. (a)	19,848	430,503
Jack Henry & Associates, Inc.	16,470	3,118,595
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	101,293	305,905
Marqeta, Inc. Class A (a)	89,197	596,728
MongoDB, Inc. Class A (a)	15,109	2,306,993
Okta, Inc. (a)	31,621	1,686,032
Paychex, Inc.	77,882	9,659,704
Payoneer Global, Inc. (a)	119,982	647,903
PayPal Holdings, Inc. (a)	247,558	19,411,023
Perficient, Inc. (a)	8,352	593,410
Remitly Global, Inc. (a)	57,537	601,837
SS&C Technologies Holdings, Inc.	57,173	3,073,620
StoneCo Ltd. Class A (a)	2,506	29,270
Taoping, Inc. (a)(b)	25,019	17,083
Thoughtworks Holding, Inc. (a)(b)	61,682	562,540
Ttec Holdings, Inc.	14,387	689,857
VeriSign, Inc. (a)	24,265	4,848,390
Verra Mobility Corp. (a)	45,340	718,639
WeTrade Group, Inc. (b)	70,822	61,615
Wix.com Ltd. (a)(b)	14,524	1,314,277
		108,614,256
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices, Inc. (a)	340,655	26,445,048
Allegro MicroSystems LLC (a)	38,107	1,186,652
Ambarella, Inc. (a)	9,136	677,891
Amkor Technology, Inc. (b)	59,848	1,676,941
Analog Devices, Inc.	111,142	19,106,421
Applied Materials, Inc.	185,365	20,316,004
ASML Holding NV	17,752	10,795,346
Axcelis Technologies, Inc. (a)	10,357	827,110
Broadcom, Inc.	86,115	47,451,948
Camtek Ltd. (a)(b)	16,460	401,459
Canadian Solar, Inc. (a)(b)	16,068	576,038
Cirrus Logic, Inc. (a)	11,626	868,578
Cohu, Inc. (a)(b)	12,965	464,406
Credo Technology Group Holding Ltd. (b)	44,178	615,400
Diodes, Inc. (a)	11,621	1,071,805
Enphase Energy, Inc. (a)	28,161	9,028,135
Entegris, Inc. (b)	32,174	2,486,728
First Solar, Inc. (a)	23,476	4,050,314
FormFactor, Inc. (a)	22,081	509,409
GlobalFoundries, Inc. (a)(b)	114,913	7,394,652
Impinj, Inc. (a)	9,414	1,200,756
Intel Corp.	870,204	26,167,034
KLA Corp.	31,203	12,267,459
Kulicke & Soffa Industries, Inc. (b)	16,620	796,929
Lam Research Corp.	29,680	14,020,238
Lattice Semiconductor Corp. (a)(b)	32,976	2,401,642
MACOM Technology Solutions Holdings, Inc. (a)	17,201	1,181,537
Marvell Technology, Inc.	183,573	8,539,816
Maxeon Solar Technologies Ltd. (a)	20,255	466,270
Meta Materials, Inc. (a)(b)	256,288	486,947
Microchip Technology, Inc.	117,864	9,333,650
Micron Technology, Inc.	239,187	13,789,131
MKS Instruments, Inc.	12,877	1,079,865
Monolithic Power Systems, Inc.	10,076	3,848,629
Navitas Semiconductor Corp. (a)(b)	56,016	266,636
Nova Ltd. (a)(b)	7,787	666,334
NVIDIA Corp.	527,767	89,314,009
NXP Semiconductors NV	55,137	9,695,290
onsemi (a)	88,527	6,657,230
Photronics, Inc. (a)	23,113	434,524
Power Integrations, Inc. (b)	14,877	1,197,301
Qorvo, Inc. (a)	21,030	2,087,228
Qualcomm, Inc.	235,534	29,792,696
Rambus, Inc. (a)	32,199	1,235,798
Semtech Corp. (a)	16,418	504,689
Silicon Laboratories, Inc. (a)	9,149	1,330,631
Silicon Motion Tech Corp. sponsored ADR	9,340	589,354
SiTime Corp. (a)	4,777	503,782
Skyworks Solutions, Inc.	36,050	3,447,101
SMART Global Holdings, Inc. (a)(b)	19,120	323,319
SolarEdge Technologies, Inc. (a)	11,317	3,382,199
Synaptics, Inc. (a)	8,521	902,970
Teradyne, Inc.	33,094	3,092,634
Texas Instruments, Inc.	193,910	34,992,999
Tower Semiconductor Ltd. (a)	19,142	853,159
Ultra Clean Holdings, Inc. (a)	16,388	583,904
Universal Display Corp.	10,763	1,212,129
		444,596,104
Software - 15.3%
ACI Worldwide, Inc. (a)	29,618	619,016
Adeia, Inc.	30,684	339,058
Adobe, Inc. (a)	99,501	34,320,880
Alarm.com Holdings, Inc. (a)	12,705	633,980
Altair Engineering, Inc. Class A (a)(b)	12,614	618,969
Amplitude, Inc. (a)(b)	19,876	284,624
ANSYS, Inc. (a)	18,706	4,756,936
AppFolio, Inc. (a)	4,657	531,317
Appian Corp. Class A (a)(b)	21,454	815,896
AppLovin Corp. (a)(b)	68,814	991,610
Arqit Quantum, Inc. (a)(b)	46,060	351,438
Aspen Technology, Inc. (a)(b)	13,143	3,029,462
Atlassian Corp. PLC (a)	31,297	4,117,120
Autodesk, Inc. (a)	47,035	9,498,718
AvePoint, Inc. (a)(b)	79,453	375,018
Bentley Systems, Inc. Class B (b)	54,536	2,160,171
Blackbaud, Inc. (a)	12,956	767,902
BlackLine, Inc. (a)	14,493	981,031
Braze, Inc. (b)	16,617	427,057
Cadence Design Systems, Inc. (a)	57,806	9,944,944
Check Point Software Technologies Ltd. (a)	28,699	3,812,088
Cognyte Software Ltd. (a)	97,282	286,982
CommVault Systems, Inc. (a)	12,645	834,570
Coupa Software, Inc. (a)	14,788	935,193
Crowdstrike Holdings, Inc. (a)	46,329	5,450,607
Cvent Holding Corp. (a)	79,030	442,568
CyberArk Software Ltd. (a)(b)	9,350	1,393,805
Datadog, Inc. Class A (a)	61,890	4,690,024
Descartes Systems Group, Inc. (a)(b)	20,669	1,435,462
DocuSign, Inc. (a)(b)	41,370	1,947,286
Dropbox, Inc. Class A (a)	64,138	1,511,091
Everbridge, Inc. (a)	14,802	483,137
EverCommerce, Inc. (a)	57,272	382,004
Five9, Inc. (a)	9,959	638,471
Fortinet, Inc. (a)	169,850	9,029,226
Freshworks, Inc. (a)(b)	39,562	584,726
GitLab, Inc. (a)(b)	16,183	640,038
Gorilla Technology Group, Inc. (a)(b)	14,508	139,277
HashiCorp, Inc. (b)	17,332	473,164
Hut 8 Mining Corp. (a)(b)	98,679	117,428
InterDigital, Inc. (b)	9,056	454,340
Intuit, Inc.	59,735	24,347,389
Jamf Holding Corp. (a)(b)	30,357	645,997
JFrog Ltd. (a)(b)	31,075	683,029
KnowBe4, Inc. (a)	28,067	692,974
LivePerson, Inc. (a)	67,217	789,128
Magic Software Enterprises Ltd. (b)	19,627	339,547
Manhattan Associates, Inc. (a)	14,831	1,867,816
Matterport, Inc. (a)(b)	93,781	295,410
Microsoft Corp.	1,588,495	405,288,614
MicroStrategy, Inc. Class A (a)(b)	2,754	545,540
Monday.com Ltd. (a)(b)	9,360	1,006,200
NICE Ltd. sponsored ADR (a)(b)	10,707	2,078,978
NortonLifeLock, Inc.	124,589	2,860,563
Nutanix, Inc. Class A (a)	46,880	1,324,829
Open Text Corp. (b)	62,451	1,834,810
Pagaya Technologies Ltd. Class A (a)(b)	169,628	169,628
Palo Alto Networks, Inc. (a)	61,913	10,519,019
Paycor HCM, Inc. (a)(b)	34,784	1,005,953
Paylocity Holding Corp. (a)	12,732	2,773,412
Pegasystems, Inc.	36,636	1,328,055
Progress Software Corp. (b)	13,161	701,745
PTC, Inc. (a)	26,319	3,348,040
Qualys, Inc. (a)	8,534	1,052,413
Rapid7, Inc. (a)	20,887	614,078
Riot Blockchain, Inc. (a)(b)	53,507	248,808
Sapiens International Corp. NV	17,421	339,013
Smith Micro Software, Inc. (a)(b)	74,691	168,055
Splunk, Inc. (a)	36,204	2,812,327
Sprout Social, Inc. (a)	14,156	839,451
SPS Commerce, Inc. (a)(b)	9,317	1,325,436
Synopsys, Inc. (a)	31,939	10,844,568
Tenable Holdings, Inc. (a)	25,650	979,317
Varonis Systems, Inc. (a)	39,996	849,515
Verint Systems, Inc. (a)	16,813	661,255
Workday, Inc. Class A (a)	43,326	7,274,435
Zoom Video Communications, Inc. Class A (a)	55,043	4,151,893
Zscaler, Inc. (a)	29,752	3,970,404
		611,824,278
Technology Hardware, Storage & Peripherals - 13.0%
Apple, Inc.	3,423,006	506,707,569
Avid Technology, Inc. (a)	16,856	473,316
Corsair Gaming, Inc. (a)(b)	29,342	495,000
Logitech International SA (b)	37,348	2,261,048
NetApp, Inc.	47,526	3,213,233
Seagate Technology Holdings PLC (b)	48,672	2,578,156
Stratasys Ltd. (a)	24,287	340,747
Super Micro Computer, Inc. (a)	14,800	1,335,404
Western Digital Corp. (a)	63,554	2,335,610
Xerox Holdings Corp.	37,837	617,121
		520,357,204
TOTAL INFORMATION TECHNOLOGY		1,768,364,748
MATERIALS - 0.3%
Chemicals - 0.1%
Balchem Corp.	8,275	1,165,120
Diversey Holdings Ltd. (a)	83,513	429,257
Innospec, Inc.	7,134	791,089
Methanex Corp. (b)	19,368	755,546
PureCycle Technologies, Inc. (a)(b)	57,712	400,521
		3,541,533
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc. (b)	51,031	594,001
TriMas Corp.	14,253	389,820
		983,821
Metals & Mining - 0.2%
Kaiser Aluminum Corp.	5,571	503,618
Pan American Silver Corp. (b)	54,420	891,944
Royal Gold, Inc. (b)	13,737	1,543,077
Schnitzer Steel Industries, Inc. Class A	10,890	373,854
Sigma Lithium Corp. (a)	33,187	1,138,314
SSR Mining, Inc. (b)	42,905	650,440
Steel Dynamics, Inc. (b)	42,611	4,428,561
		9,529,808
TOTAL MATERIALS		14,055,162
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Equinix, Inc.	19,553	13,504,279
Gaming & Leisure Properties	56,825	2,989,563
Host Hotels & Resorts, Inc.	151,797	2,875,035
Lamar Advertising Co. Class A	20,219	2,024,731
Phillips Edison & Co., Inc. (b)	30,019	967,512
Potlatch Corp.	14,861	710,207
Regency Centers Corp.	39,850	2,647,236
Retail Opportunity Investments Corp.	35,926	547,872
Sabra Health Care REIT, Inc.	63,733	822,793
SBA Communications Corp. Class A	23,365	6,993,145
Service Properties Trust	49,087	385,333
Uniti Group, Inc.	65,272	497,373
		34,965,079
Real Estate Management & Development - 0.1%
Colliers International Group, Inc. (b)	10,069	953,232
Comstock Holding Companies, Inc. (a)(b)	128,396	554,671
eXp World Holdings, Inc. (b)	36,862	481,786
FirstService Corp.	10,166	1,315,175
Newmark Group, Inc.	43,242	366,692
Zillow Group, Inc.:
Class A (a)	16,158	604,309
Class C (a)(b)	41,504	1,576,322
		5,852,187
TOTAL REAL ESTATE		40,817,266
UTILITIES - 1.0%
Electric Utilities - 1.0%
Alliant Energy Corp.	52,421	2,951,302
American Electric Power Co., Inc.	110,652	10,711,114
Constellation Energy Corp.	72,416	6,960,626
Exelon Corp.	211,655	8,756,167
MGE Energy, Inc.	9,861	710,091
Otter Tail Corp.	11,633	693,676
Xcel Energy, Inc.	114,589	8,046,440
		38,829,416
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	26,155	729,725
Montauk Renewables, Inc. (a)(b)	43,158	520,917
ReNew Energy Global PLC (a)(b)	87,709	532,394
		1,783,036
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	13,697	800,042
Water Utilities - 0.0%
Middlesex Water Co.	6,017	562,289
TOTAL UTILITIES		41,974,783
TOTAL COMMON STOCKS (Cost $2,891,608,441)		3,977,180,124

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e) (Cost $1,996,455)	2,000,000	1,987,384

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f)	15,659,630	15,662,762
Fidelity Securities Lending Cash Central Fund 3.86% (f)(g)	181,778,022	181,796,200
TOTAL MONEY MARKET FUNDS (Cost $197,456,759)		197,458,962

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $3,091,061,655)	4,176,626,470
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(177,194,496)
NET ASSETS - 100.0%	3,999,431,974

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	94	Dec 2022	22,639,430	1,353,657	1,353,657

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,457,746.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	20,289,448	186,342,267	190,968,953	297,158	-	-	15,662,762	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	267,938,777	1,254,012,795	1,340,155,373	7,635,488	-	1	181,796,200	0.6%
Total	288,228,225	1,440,355,062	1,531,124,326	7,932,646	-	1	197,458,962

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	534,753,713	534,581,569	-	172,144
Consumer Discretionary	572,301,381	572,253,419	-	47,962
Consumer Staples	195,508,636	195,508,636	-	-
Energy	34,625,221	34,625,221	-	-
Financials	200,876,120	200,876,120	-	-
Health Care	382,675,718	382,638,505	-	37,213
Industrials	191,227,376	191,194,657	-	32,719
Information Technology	1,768,364,748	1,768,364,748	-	-
Materials	14,055,162	14,055,162	-	-
Real Estate	40,817,266	40,817,266	-	-
Utilities	41,974,783	41,974,783	-	-

U.S. Government and Government Agency Obligations	1,987,384	-	1,987,384	-

Money Market Funds	197,458,962	197,458,962	-	-
Total Investments in Securities:	4,176,626,470	4,174,349,048	1,987,384	290,038
Derivative Instruments:

Assets
Futures Contracts	1,353,657	1,353,657	-	-
Total Assets	1,353,657	1,353,657	-	-
Total Derivative Instruments:	1,353,657	1,353,657	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,353,657	0
Total Equity Risk	1,353,657	0
Total Value of Derivatives	1,353,657	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		November 30, 2022

Assets
Investment in securities, at value (including securities loaned of $182,536,232) - See accompanying schedule:
Unaffiliated issuers (cost $2,893,604,896)	$3,979,167,508
Fidelity Central Funds (cost $197,456,759)	197,458,962

Total Investment in Securities (cost $3,091,061,655)		$4,176,626,470
Cash		51,887
Foreign currency held at value (cost $162,301)		142,844
Dividends receivable		3,721,815
Distributions receivable from Fidelity Central Funds		404,742
Receivable for daily variation margin on futures contracts		941,437
Other receivables		2,341
Total assets		4,181,891,536
Liabilities
Accrued management fee	$665,599
Collateral on securities loaned	181,793,963
Total Liabilities		182,459,562
Net Assets		$3,999,431,974
Net Assets consist of:
Paid in capital		$3,005,415,641
Total accumulated earnings (loss)		994,016,333
Net Assets		$3,999,431,974
Net Asset Value , offering price and redemption price per share ($3,999,431,974 ÷ 88,700,000 shares)		$45.09

Statement of Operations
		Year ended November 30, 2022
Investment Income
Dividends		$33,863,049
Interest		16,519
Income from Fidelity Central Funds (including $7,635,488 from security lending)		7,932,646
Total Income		41,812,214
Expenses
Management fee	$8,614,703
Independent trustees' fees and expenses	14,442
Legal	2,602
Total expenses before reductions	8,631,747
Expense reductions	(1,357)
Total expenses after reductions		8,630,390
Net Investment income (loss)		33,181,824
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(81,337,130)
Redemptions in-kind	81,371,609
Foreign currency transactions	1,023
Futures contracts	(11,229,130)
Total net realized gain (loss)		(11,193,628)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,249,458,864)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(12,578)
Futures contracts	563,478
Total change in net unrealized appreciation (depreciation)		(1,248,907,963)
Net gain (loss)		(1,260,101,591)
Net increase (decrease) in net assets resulting from operations		$(1,226,919,767)
Statement of Changes in Net Assets

	Year ended November 30, 2022	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,181,824	$25,731,072
Net realized gain (loss)	(11,193,628)	107,466,217
Change in net unrealized appreciation (depreciation)	(1,248,907,963)	857,005,064
Net increase (decrease) in net assets resulting from operations	(1,226,919,767)	990,202,353
Distributions to shareholders	(30,404,100)	(24,172,380)
Share transactions
Proceeds from sales of shares	597,612,198	635,282,012
Cost of shares redeemed	(125,564,199)	(162,724,762)
Net increase (decrease) in net assets resulting from share transactions	472,047,999	472,557,250
Total increase (decrease) in net assets	(785,275,868)	1,438,587,223

Net Assets
Beginning of period	4,784,707,842	3,346,120,619
End of period	$3,999,431,974	$4,784,707,842

Other Information
Shares
Sold	12,250,000	11,700,000
Redeemed	(2,650,000)	(3,100,000)
Net increase (decrease)	9,600,000	8,600,000

Share activity prior to April 8, 2021 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

Financial Highlights
Fidelity® Nasdaq Composite Index® ETF

Years ended November 30,	2022	2021 A	2020 A	2019 A	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$60.49	$47.46	$34.09	$28.79	$27.05
Income from Investment Operations
Net investment income (loss) B,C	.40	.34	.35	.35	.28
Net realized and unrealized gain (loss)	(15.43)	13.01	13.68	5.30	1.73
Total from investment operations	(15.03)	13.35	14.03	5.65	2.01
Distributions from net investment income	(.37)	(.32)	(.34)	(.35)	(.27)
Distributions from net realized gain	-	-	(.32)	-	-
Total distributions	(.37)	(.32)	(.66)	(.35)	(.27)
Net asset value, end of period	$45.09	$60.49	$47.46	$34.09	$28.79
Total Return D,E	(24.90)%	28.23%	41.87%	19.83%	7.42%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21%	.21%	.21%	.27%	.27%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.81%	.62%	.90%	1.15%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$3,999,432	$4,784,708	$3,346,121	$2,202,470	$1,848,322
Portfolio turnover rate H,I	8%	11%	19%	6%	10%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on April 8, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Based on net asset value.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended November 30, 2022

1. Organization.
Fidelity Nasdaq Composite Index ETF (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind,   partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,434,618,509
Gross unrealized depreciation	(350,789,368)
Net unrealized appreciation (depreciation)	$1,083,829,141
Tax Cost	$3,092,797,329

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,737,744
Capital loss carryforward	$(99,463,743)
Net unrealized appreciation (depreciation) on securities and other investments	$1,083,742,332

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(76,216,999)
Long-term	(23,246,744)
Total capital loss carryforward	$ (99,463,743)
The tax character of distributions paid was as follows:

	November 30, 2022	November 30, 2021
Ordinary Income	$30,404,100	$24,172,380

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. Government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index ETF	375,256,706	333,251,265
Securities received and delivered in-kind through subscriptions and redemptions totaled $584,494,966 and $122,736,710, respectively.
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index ETF	$818,699	$440,366	$2,366,789

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,357.
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Nasdaq Composite Index ETF (the "Fund") as of November 30, 2022, the related statement of operations for the year ended November 30, 2022, the statement of changes in net assets for each of the two years in the period ended November 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2022 and the financial highlights for each of the five years in the period ended November 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 13, 2023

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2017
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2017
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2017
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Fidelity® Nasdaq Composite Index® ETF	.21%
Actual		$ 1,000	$ 957.60	$ 1.03
Hypothetical- B		$ 1,000	$ 1,024.02	$ 1.07

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .
A total of 0.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.
The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Nasdaq Composite Index ETF

At its September 2022 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.10 basis points, effective October 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided . The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should continue to benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract should continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio . The Board noted that the Amended Contract would result in no change in the fund's management fee and total expense ratio and considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its May 2022 and September 2022 meetings that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered and that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its May 2022 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive. At the September 2022 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on Fidelity's profitability.

Economies of Scale . The Board has previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its May 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.  At the September 2022 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on any potential economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangement is fair and reasonable, and that the fund's Amended Contract should be approved.

1.795540.119
ETF-ANN-0123

Item 2.

Code of Ethics

As of the end of the period, November 30, 2022, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index ETF (the “Fund”):

Services Billed by PwC

November 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index ETF	$46,400	$-	$13,600	$1,500

November 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index ETF	$45,100	$400	$61,600	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2022A	November 30, 2021A
Audit-Related Fees	$7,914,600	$8,522,600
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2022A	November 30, 2021A
PwC	$12,898,100	$14,183,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of November 30,

2022, the members of the Audit Committee were Donald F. Donahue, Thomas P. Bostick, Thomas Kennedy and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 19, 2023